Income Taxes - Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Pretax income (loss) in the Netherlands	$ 14,551	$ 7,062	$ (38,242)
Pretax income from foreign operations	498,050	618,771	477,714
Income before income tax expense	$ 512,601	$ 625,833	$ 439,472